Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Schedule of Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost, included in other non-current assets on the Condensed Consolidated Balance Sheets, is as follows:

	As of
(in millions)	September 30, 2024	March 31, 2024
Loans and other receivables carried at amortized cost
Loans receivable	$27	$26
Other receivables	10	12
Allowance for current expected credit losses	(20)	(19)
Loans and other receivables carried at amortized cost, net	$17	$19